                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter
Ended:                                      6/30/2006

Check here is Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                       Zirkin-Cutler Investments, Inc.
Address:                                    3 Bethesda Metro Centre, Suite 840
                                            Bethesda, MD 20814
Form 13-F File Number:                      028-10910

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:                                       Mark Czarnecki
Title:                                      Executive Vice President
Phone:                                      (716) 842-5291

Signature, Place & Date of Signing:

/s/ Mark Czarnecki, Executive Vice-President   Buffalo, New York   7/25/2006
---------------------------------------------  ------------------  ---------
                [Signature]                      [City, State]      [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting managers are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting managers are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
28-267                    M&T Bank Corporation